Project debt (Tables)	12 Months Ended
Dec. 31, 2022
Project debt [Abstract]
Project debt
The variations in 2022 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2021	4,387,674	648,519	5,036,193
Increases	39,161	230,320	269,481
Payments	(73,478)	(543,484)	(616,962)
Business combinations (Note 5)	1,301	148	1,449
Currency translation differences	(119,068)	(18,041)	(137,109)
Reclassifications	(9,072)	9,072	-
Balance as of December 31, 2022	4,226,518	326,534	4,553,052

The variations in 2021 of project debt were the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2020	4,925,268	312,346	5,237,614
Increases	54,908	256,581	311,489
Payments	(85,259)	(564,603)	(649,862)
Business combinations (Note 5)	288,352	38,781	327,133
Currency translation differences	(140,502)	(49,679)	(190,181)
Reclassifications	(655,093)	655,093	-
Balance as of December 31, 2021	4,387,674	648,519	5,036,193

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2022, is as follows and is consistent with the projected cash flows of the related projects:

2023		2024	2025	2026	2027	Subsequent years	Total
Interest payment	Nominal repayment
15,053	311,481	323,731	442,920	358,444	504,954	2,596,469	4,553,052

The repayment schedule for project debt in accordance with the financing arrangements and assuming there would be no acceleration at the Kaxu debt as of December 31, 2021, was as follows and was consistent with the projected cash flows of the related projects:

2022		2023	2024	2025	2026	Subsequent years	Total
Interest payment	Nominal repayment
18,017	317,388	355,956	369,528	498,712	411,514	3,065,078	5,036,193

Movement in project debt
The following table details the movement in project debt for the years 2022 and 2021, split between cash and non-cash items:

Project Debt	2022	2021
Initial balance	5,036,193	5,237,614
Cash changes	(636,343)	(636,831)
Non-cash changes	153,202	435,410
Final balance	4,553,052	5,036,193

Foreign currency-denominated project debt
The equivalent in U.S. dollars of the foreign currency-denominated project debts held by the Company is as follows:

	Balance as of December 31,
Currency	2022	2021
Euro	1,633,790	1,942,903
South African Rand	277,492	314,471
Algerian Dinar	86,739	97,877
Total	1,998,021	2,355,251